SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of shares
Unvested as of December 31, 2020 | shares	2,078,427
Granted | shares	1,303,693
Vested | shares	(935,912)
Forfeited | shares	(220,759)
Unvested as of December 31, 2021 | shares	2,225,449
Weighted average grant date fair value
Unvested as of December 31, 2020 | $ / shares	$ 150.87
Granted | $ / shares	243.47
Vested | $ / shares	139.15
Forfeited | $ / shares	196.20
Unvested as of December 31, 2021 | $ / shares	$ 205.31